Offerings - Offering: 1	Aug. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	1.25
Maximum Aggregate Offering Price	$ 750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103.57
Offering Note	Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(h), the price is based on the average of the high and low price of registrant’s common stock on August 5, 2026 as quoted on the Nasdaq Capital Market.